SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated depreciation	$ (746,200)	$ (26,409)	$ 0
Fixes assets, net	738,907	849,027	0
R & D [Member]
Fixes assets, gross	31,053	31,053	0
Office Furniture [Member]
Fixes assets, gross	31,029	31,029
Vehicles
Fixes assets, gross	9,989	9,989
Office and Computer Equipment
Fixes assets, gross	8,420	8,420	0
Machinery And Equipment
Fixes assets, gross	$ 797,695	$ 794,945	$ 0